UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  311 South Wacker Drive, Suite 4500
          ---------------------------------
          Chicago, IL  60606
          ---------------------------------

13F File Number:  28-5324
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony Nanni
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3984
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Anthony Nanni           Chicago, IL             July 21, 2009
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     74
                                            ---------------------
Form 13F Information Table Value Total:     $304,513
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                   FORM 13F INFORMATION TABLE
          ITEM 1               ITEM 2     ITEM 3     ITEM 4            ITEM 5        ITEM 6     ITEM 7           ITEM 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                              TITLE OF              VALUE     SHARES/   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                 CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                --------  ---------  --------   -------   ---  ----  ----------  --------  ----     ------  ----
ATC Technology
Corporation                   COM       00211W104    3,121     215,210  SH         Sole                 212,430            2,780
Acco Brands
Corporation                   COM       00081T108    3,139   1,113,240  SH         Sole               1,098,300           14,940
Alliance Healthcare
Services, Inc.                COM NEW   018606202    4,599     627,370  SH         Sole                 619,100            8,270
Arris Group, Inc.             COM       04269Q100    4,983     409,774  SH         Sole                 404,424            5,350
ArvinMeritor, Inc.            COM       043353101    1,910     434,968  SH         Sole                 429,248            5,720
Aspen Insurance
Holdings Limited              SHS       G05384105    6,022     269,573  SH         Sole                 265,973            3,600
B&G Foods, Inc.               CLA       05508R106    8,485   1,008,950  SH         Sole                 995,700           13,250
Baldor Electric
Company                       COM       057741100    2,838     119,280  SH         Sole                 117,500            1,780
Benchmark Electronics,
Inc.                          COM       08160H101    5,470     379,864  SH         Sole                 374,589            5,275
Big 5 Sporting Goods
Corporation                   COM       08915P101    5,885     532,142  SH         Sole                 525,422            6,720
Big Lots, Inc.                COM       089302103    3,314     157,600  SH         Sole                 155,500            2,100
Brady Corporation             CLA       104674106    4,139     164,750  SH         Sole                 162,600            2,150
Bristow Group, Inc.           COM       110394103    2,377      80,220  SH         Sole                  79,200            1,020
Brocade Communications
Systems                       COM NEW   111621306    6,187     791,178  SH         Sole                 781,258            9,920
CAI International,
Inc.                          COM       12477X106    1,867     365,990  SH         Sole                 361,200            4,790
CBIZ, Inc.                    COM       124805102    6,932     973,600  SH         Sole                 961,100           12,500
Chemed Corporation            COM       16359R103    4,858     123,050  SH         Sole                 121,300            1,750
Cincinnati Bell Inc.          COM       171871106    7,174   2,526,003  SH         Sole               2,493,343           32,660
Consolidated Graphics
Inc.                          COM       209341106    3,024     173,570  SH         Sole                 171,290            2,280
Corrections Corporation of
America                       COM NEW   22025Y407    4,490     264,300  SH         Sole                 264,300                0
Covance Inc.                  COM       222816100    5,516     112,110  SH         Sole                 110,600            1,510
Crane Co.                     COM       224399105    3,062     137,233  SH         Sole                 137,233                0
Delphi Financial Group,
Inc.                          CLA       247131105    5,600     288,204  SH         Sole                 284,194            4,010
Drew Industries
Incorporated                  COM NEW   26168L205    1,874     153,960  SH         Sole                 152,000            1,960
Euronet Worldwide,
Inc.                          COM       298736109    4,078     210,320  SH         Sole                 207,500            2,820
FARO Technologies
Inc.                          COM       311642102    2,289     147,360  SH         Sole                 145,500            1,860
Financial Federal
Corporation                   COM       317492106    4,723     229,810  SH         Sole                 226,600            3,210
Five Star Quality Care,
Inc.                          COM       33832D106    2,356   1,233,710  SH         Sole               1,217,060           16,650
Gildan Activewear
Inc.                          COM       375916103    7,264     490,780  SH         Sole                 484,320            6,460
GrafTech International
Ltd.                          COM       384313102    3,901     344,910  SH         Sole                 340,400            4,510
HCC Insurance Holdings,
Inc.                          COM       404132102    3,366     140,210  SH         Sole                 138,200            2,010
Harris Stratex Networks,
Inc.                          CLA       41457P106    2,554     394,087  SH         Sole                 389,077            5,010
Heidrick & Struggles Int'l.,
Inc.                          COM       422819102    3,679     201,565  SH         Sole                 198,765            2,800
Herman Miller, Inc.           COM       600544100    3,493     227,720  SH         Sole                 224,700            3,020
Hexcel Corporation            COM       428291108    6,274     658,320  SH         Sole                 649,700            8,620
IDEX Corporation              COM       45167R104    1,546      62,910  SH         Sole                  62,100              810
Intermec, Inc.                COM       458786100    3,088     239,410  SH         Sole                 235,900            3,510
Jo-Ann Stores, Inc.           COM       47758P307    2,778     134,402  SH         Sole                 132,628            1,774
Jos. A. Bank Clothiers,
Inc.                          COM       480838101    6,247     181,293  SH         Sole                 178,953            2,340
Key Energy Services,
Inc.                          COM       492914106    1,592     276,354  SH         Sole                 272,734            3,620
Littelfuse, Inc.              COM       537008104    1,111      55,660  SH         Sole                  54,900              760
MB Financial, Inc.            COM       55264U108    3,764     369,390  SH         Sole                 364,600            4,790
MarineMax, Inc.               COM       567908108    1,289     374,740  SH         Sole                 369,900            4,840
McCormick & Schmick's
Seafood                       COM       579793100    3,764     494,580  SH         Sole                 488,700            5,880



                                                   FORM 13F INFORMATION TABLE
          ITEM 1               ITEM 2     ITEM 3     ITEM 4            ITEM 5        ITEM 6     ITEM 7           ITEM 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                              TITLE OF              VALUE     SHARES/   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                 CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------                --------  ---------  --------   -------   ---  ----  ----------  --------  ----     ------  ----

Middleby Corporation          COM       596278101    8,125     184,990  SH         Sole                 182,450            2,540
NCI Building Systems,
Inc.                          COM       628852105      429     162,521  SH         Sole                 160,531            1,990
NeuStar, Inc.                 CLA       64126X201    6,902     311,470  SH         Sole                 307,400            4,070
ON Semiconductor
Corporation                   COM       682189105    6,005     875,435  SH         Sole                 864,065           11,370
Penson Worldwide,
Inc.                          COM       709600100    5,707     637,660  SH         Sole                 629,400            8,260
Perot Systems Corp.           CLA       714265105      431      30,050  SH         Sole                  30,050                0
Polycom, Inc.                 COM       73172K104    4,547     224,313  SH         Sole                 221,311            3,002
Psychiatric Solutions,
Inc.                          COM       74439H108    4,820     211,980  SH         Sole                 209,200            2,780
R.R. Donnelley & Sons
Company                       COM       257867101      905      77,900  SH         Sole                  77,900                0
Reinsurance Group Of
America, Inc.                 COM NEW   759351604    8,072     231,217  SH         Sole                 228,157            3,060
Rudolph Technologies,
Inc.                          COM       781270103    1,455     263,520  SH         Sole                 259,500            4,020
Ryder Systems, Inc.           COM       783549108    1,499      53,700  SH         Sole                  53,700                0
SVB Financial
Group                         COM       78486Q101    3,668     134,740  SH         Sole                 133,000            1,740
SeaBright Insurance
Holdings                      COM       811656107    5,125     505,938  SH         Sole                 500,118            5,820
SkyWest, Inc.                 COM       830879102    1,823     178,752  SH         Sole                 176,432            2,320
Sonic Corp.                   COM       835451105    3,212     320,220  SH         Sole                 316,200            4,020
Spherion Corporation          COM       848420105    4,867   1,181,220  SH         Sole               1,165,800           15,420
Sun Healthcare
Group, Inc.                   COM NEW   866933401    3,990     472,790  SH         Sole                 466,500            6,290
Syniverse Holdings,
Inc.                          COM       87163F106    7,386     460,770  SH         Sole                 454,900            5,870
Synnex Corporation            COM       87162W100    5,256     210,344  SH         Sole                 207,554            2,790
TNS, Inc.                     COM       872960109    8,604     458,890  SH         Sole                 452,600            6,290
TTM Technologies,
Inc.                          COM       87305R109    3,748     470,900  SH         Sole                 470,900                0
Teleflex Incorporated         COM       879369106    3,807      84,930  SH         Sole                  83,870            1,060
The Dress Barn,
Inc.                          COM       261570105    4,030     281,790  SH         Sole                 278,300            3,490
The Hanover Insurance
Group, Inc.                   COM       410867105    7,161     187,900  SH         Sole                 185,300            2,600
TradeStation Group,
Inc.                          COM       89267P105    4,853     573,690  SH         Sole                 566,700            6,990
Triumph Group, Inc.           COM       896818101    3,220      80,500  SH         Sole                  80,500                0
Validus Holdings,
Ltd.                          COM SHS   G9319H102    3,664     166,710  SH         Sole                 164,600            2,110
Virtusa Corporation           COM       92827P102    2,520     313,775  SH         Sole                 309,872            3,903
Websense, Inc.                COM       947684106    2,660     149,100  SH         Sole                 147,000            2,100
TOTAL                                              304,513